Private Placement Warrants (Details) - Schedule of Inputs and Significant Assumptions Including Volatility - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Category of Revenue:
Stock price (in Dollars per share)	$ 2.6	$ 4.9
Exercise price (in Dollars per share)	$ 115	$ 115
Risk-free interest rate	5.33%	4.87%
Expected term (in years)	7 months 13 days	1 year 7 months 17 days
Expected dividend yield
Expected volatility	94.00%	97.10%